Restricted Cash and Due from Banks (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted Due from banks [Line Items]
Deposits	₩ 1,632,971	₩ 1,117,597
Reserve deposits	2,360,416	8,689,515
Other	2,182,119	3,628,419
Restricted Due from banks, total	₩ 6,175,506	13,435,531	₩ 9,106,053
Domestic currency
Restricted Due from banks [Line Items]
Deposits		0
Reserve deposits		8,689,515
Other		3,628,419
Restricted Due from banks, total		12,317,934
Foreign currency
Restricted Due from banks [Line Items]
Deposits		1,117,597
Reserve deposits		0
Other		0
Restricted Due from banks, total		₩ 1,117,597